Note 2 - Equity Method Investment (Tables)	9 Months Ended
Sep. 30, 2018
Notes Tables
Equity Method Investments [Table Text Block]
Helomics Holdings Corporation

	For the Nine Months Ended
	September 30, 2018
Revenue	$623,662

Gross margin	$441,370

Net loss from continuing operations	$(6,833,846)

Net loss to investee	$(5,227,552	) 1